Business Segments (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Financial Information Related to Operations by Segment

The following table sets forth certain financial information relating to our operations by segment

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Revenues -
Cement	$528,499	$488,644	$438,224
Gypsum Wallboard	461,457	437,514	387,016
Paperboard	149,192	142,690	130,178
Oil and Gas Proppants	57,591	81,381	19,557
Concrete and Aggregates	128,073	107,892	96,908
	1,324,812	1,258,121	1,071,883
Less: Intersegment Revenues	(73,862)	(65,533)	(62,094)
Less: Joint Venture Revenues	(107,458)	(126,220)	(111,393)
	$1,143,492	$1,066,368	$898,396

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Intersegment Revenues -
Cement	$13,939	$9,598	$8,952
Paperboard	59,001	55,060	52,119
Concrete and Aggregates	922	875	1,023
	$73,862	$65,533	$62,094
Cement Sales Volumes (M tons) -
Wholly-Owned	3,903	3,744	3,580
Joint Venture	875	1,055	1,013
	4,778	4,799	4,593

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Operating Earnings -
Cement	$137,854	$117,527	$89,486
Gypsum Wallboard	159,352	145,871	114,852
Paperboard	32,153	31,512	23,610
Oil and Gas Proppants	(68,466)	(2,546)	(4,890)
Concrete and Aggregates	9,807	6,736	212
Other, net	2,328	3,201	1,368
Sub-Total	273,028	302,301	224,638
Corporate General and Administrative	(37,193)	(30,751)	(24,552)
Acquisition, Litigation and Other Expense	—	(6,880)	—
Earnings Before Interest and Income Taxes	235,835	264,670	200,086
Interest Expense, net	(16,583)	(11,743)	(18,282)
Earnings Before Income Taxes	$219,252	$252,927	$181,804
Cement Operating Earnings -
Wholly-Owned	$98,771	$72,560	$51,675
Joint Ventures	39,083	44,967	37,811
	$137,854	$117,527	$89,486
Capital Expenditures -
Cement	$20,262	$27,086	$12,226
Gypsum Wallboard	4,832	7,129	4,825
Paperboard	5,542	1,888	3,354
Oil and Gas Proppants	40,144	61,484	34,264
Concrete and Aggregates	18,783	13,851	4,572
Other, net	—	135	249
	$89,563	$111,573	$59,490
Depreciation , Depletion and Amortization -
Cement	$33,400	$31,839	$31,829
Gypsum Wallboard	19,988	20,092	20,981
Paperboard	8,312	8,251	8,716
Oil and Gas Proppants	27,227	8,839	1,707
Concrete and Aggregates	6,260	5,533	5,205
Corporate and Other	1,918	1,745	1,583
	$97,105	$76,299	$70,021

	As of March 31,
	2016	2015	2014
	(dollars in thousands)
Identifiable Assets
Cement	$819,994	$777,956	$762,578
Gypsum Wallboard	392,523	403,279	412,566
Paperboard	127,371	123,519	125,045
Oil and Gas Proppants	409,497	455,572	92,199
Concrete and Aggregates	106,634	96,610	87,364
Other, net	27,616	23,390	31,777
	$1,883,635	$1,880,326	$1,511,529

Segment Breakdown of Goodwill

The segment breakdown of goodwill at March 31, 2016 and 2015 is as follows:

	For the Years Ended March 31,
	2016	2015
	(dollars in thousands)
Cement	$9,729	$8,359
Gypsum Wallboard	116,618	116,618
Paperboard	7,538	7,538
	$133,885	$132,515